INVENTORY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
Natural gas inventory	$ 127,000,000	$ 94,000,000
Raw materials and other	115,000,000	47,000,000
Carrying amount of inventories	242,000,000	141,000,000
Cost of inventories recognised as expense during period	626,000,000	502,000,000	$ 418,000,000
Inventory impairment	$ 3,000,000	$ 0	$ 0